Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Equipment

4. Equipment

Equipment consists of the following:

	December 31, 2021	December 31, 2020

Equipment	$603,972	$509,279
	603,972	509,279
Less accumulated depreciation	(207,078)	(73,552)
Equipment, net	$396,894	$435,727

The total depreciation expense during the year ended December 31, 2021 was $133,526 (six months ended December 31, 2020 - $52,784 and the year ended June 30, 2020 - $17,577).